Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of income tax provision for continuing operations

In millions	2011	2010	2009
Current:
Federal	$1,807	$1,884	$1,761
State	338	344	397

	2,145	2,228	2,158

Deferred:
Federal	101	(44)	38
State	12	(5)	4

	113	(49)	42

Total	$2,258	$2,179	$2,200

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations

	2011	2010	2009
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.9	4.1	4.5
Other	0.4	0.6	0.6
Subtotal	39.3	39.7	40.1
Recognition of previously unrecognized tax benefits	—	(0.8)	(2.8)

Effective income tax rate	39.3%	38.9%	37.3%

Summary of the significant components of the Company's deferred tax assets and liabilities

In millions	2011	2010
Deferred tax assets:
Lease and rents	$325	$325
Inventories	77	69
Employee benefits	253	261
Allowance for doubtful accounts	112	96
Retirement benefits	114	99
Net operating losses	6	6
Other	315	307

Total deferred tax assets	1,202	1,163
Deferred tax liabilities:
Depreciation and amortization	(4,552)	(4,307)

Net deferred tax liabilities	$(3,350)	$(3,144)

Schedule of net deferred tax assets (liabilities)

In millions	2011	2010
Deferred tax assets—current	$503	$511
Deferred tax liabilities—noncurrent	(3,853)	(3,655)

Net deferred tax liabilities	$(3,350)	$(3,144)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

In millions	2011	2010	2009
Beginning balance	$35	$61	$257
Additions based on tax positions related to the current year	3	1	1
Additions based on tax positions related to prior years	13	2	12
Reductions for tax positions of prior years	—	(10)	(6)
Expiration of statutes of limitation	(7)	(16)	(155)
Settlements	(6)	(3)	(48)

Ending balance	$38	$35	$61